FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04985
                                   ---------

                         TEMPLETON EMERGING MARKETS FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Emerging Markets Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   7


                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRY                      SHARES/RIGHTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.4%
  COMMON STOCKS AND RIGHTS 88.7%
  AUSTRIA 0.7%
  OMV AG ..........................................          Oil, Gas & Consumable Fuels                   43,360     $  2,325,313
                                                                                                                      ------------
  BRAZIL 2.2%
  Centrais Eletricas Brasileiras SA ...............              Electric Utilities                    67,922,000        1,612,559
  Centrais Eletricas Brasileiras SA (Non - Taxable)              Electric Utilities                    91,072,000        2,162,171
  Souza Cruz SA ...................................                    Tobacco                            229,973        3,971,682
                                                                                                                      ------------
                                                                                                                         7,746,412
                                                                                                                      ------------
  CHINA 12.5%
  Aluminum Corp. of China Ltd., H .................                Metals & Mining                      9,792,000        7,867,891
  China Mobile Ltd. ...............................      Wireless Telecommunication Services              385,500        3,241,224
  China Petroleum and Chemical Corp., H ...........          Oil, Gas & Consumable Fuels                7,874,000        6,225,546
  Chongqing Changan Automobile Co. Ltd., B ........                  Automobiles                        2,140,800        1,249,508
  CNOOC Ltd. ......................................          Oil, Gas & Consumable Fuels                6,512,000        5,743,088
  Denway Motors Ltd. ..............................                  Automobiles                        6,664,730        2,621,869
  PetroChina Co. Ltd., H ..........................          Oil, Gas & Consumable Fuels                9,832,000       12,513,650
a PetroChina Co. Ltd., H, 144A ....................          Oil, Gas & Consumable Fuels                1,856,000        2,362,219
  Yanzhou Coal Mining Co. Ltd., H .................          Oil, Gas & Consumable Fuels                2,340,000        1,663,596
                                                                                                                      ------------
                                                                                                                        43,488,591
                                                                                                                      ------------
  HONG KONG 0.5%
  Dairy Farm International Holdings Ltd. ..........           Food & Staples Retailing                    528,600        1,638,660
                                                                                                                      ------------
  HUNGARY 3.6%
b Magyar Telekom PLC ..............................    Diversified Telecommunication Services             616,974        3,007,223
  MOL Magyar Olaj-es Gazipari Rt. .................          Oil, Gas & Consumable Fuels                   56,975        6,406,308
  Richter Gedeon Nyrt. ............................                Pharmaceuticals                         15,314        3,159,480
                                                                                                                      ------------
                                                                                                                        12,573,011
                                                                                                                      ------------
  INDIA 2.4%
  Gail India Ltd. .................................                 Gas Utilities                         295,286        1,768,737
  Indian Oil Corp. Ltd. ...........................          Oil, Gas & Consumable Fuels                  104,300        1,039,024
  Oil & Natural Gas Corp. Ltd. ....................          Oil, Gas & Consumable Fuels                  250,395        4,839,192
a Oil & Natural Gas Corp. Ltd., 144A ..............          Oil, Gas & Consumable Fuels                   45,645          882,146
                                                                                                                      ------------
                                                                                                                         8,529,099
                                                                                                                      ------------
  INDONESIA 0.9%
  PT Astra International Tbk ......................                  Automobiles                        1,409,000        2,452,106
  PT Bank Internasional Indonesia Tbk .............               Commercial Banks                     23,627,000          605,821
                                                                                                                      ------------
                                                                                                                         3,057,927
                                                                                                                      ------------
  MALAYSIA 2.1%
  Maxis Communications Bhd. .......................      Wireless Telecommunication Services            1,360,500        3,722,761
  Sime Darby Bhd. .................................           Industrial Conglomerates                    908,400        1,694,776
  Tanjong PLC ..................................... Independent Power Producers & Energy Traders          465,800        1,789,558
                                                                                                                      ------------
                                                                                                                         7,207,095
                                                                                                                      ------------
  MEXICO 2.9%
  Kimberly Clark de Mexico SAB de CV, A ...........              Household Products                     1,572,800        6,577,405
  Telefonos de Mexico SA de CV, L, ADR ............    Diversified Telecommunication Services             133,674        3,488,891
                                                                                                                      ------------
                                                                                                                        10,066,296
                                                                                                                      ------------


                                          Quarterly Statement of Investments | 3

Templeton Emerging Markets Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRY                      SHARES/RIGHTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  PAKISTAN 0.5%
  Pakistan Telecommunications Corp., A ............    Diversified Telecommunication Services           2,101,000     $  1,604,237
                                                                                                                      ------------
  PANAMA 0.3%
  Banco Latinoamericano de Exportaciones SA, E ....               Commercial Banks                         56,700          907,200
                                                                                                                      ------------
  POLAND 1.6%
b Grupa Lotos SA ..................................         Oil, Gas & Consumable Fuels                    55,000        1,550,475
  Polski Koncern Naftowy Orlen SA .................         Oil, Gas & Consumable Fuels                   234,250        4,209,885
                                                                                                                      ------------
                                                                                                                         5,760,360
                                                                                                                      ------------
  RUSSIA 9.8%
  Gazprom .........................................         Oil, Gas & Consumable Fuels                   169,250        1,980,225
  Gazprom, ADR ....................................         Oil, Gas & Consumable Fuels                   189,110        8,850,348
  LUKOIL, ADR .....................................         Oil, Gas & Consumable Fuels                   101,006        8,989,534
  LUKOIL, ADR (London Exchange) ...................         Oil, Gas & Consumable Fuels                    36,510        3,242,088
  Mining and Metallurgical Co. Norilsk Nickel .....               Metals & Mining                          44,679        6,733,125
  Mobile Telesystems, ADR .........................     Wireless Telecommunication Services                77,300        3,718,130
b ZAO Polyus Gold Co. .............................               Metals & Mining                          14,668          737,067
                                                                                                                      ------------
                                                                                                                        34,250,517
                                                                                                                      ------------
  SOUTH AFRICA 7.4%
  Edgars Consolidated Stores Ltd. .................               Specialty Retail                        466,251        2,435,470
b Imperial Holdings Ltd. ..........................           Air Freight & Logistics                      84,630        1,740,997
  JD Group Ltd. ...................................               Specialty Retail                        163,080        1,806,061
  Massmart Holdings Ltd. ..........................           Food & Staples Retailing                    204,165        1,864,381
  MTN Group Ltd. ..................................     Wireless Telecommunication Services               241,400        2,464,674
  Old Mutual PLC ..................................                  Insurance                          1,835,260        5,988,110
  Remgro Ltd. .....................................        Diversified Financial Services                 422,870        9,466,578
                                                                                                                      ------------
                                                                                                                        25,766,271
                                                                                                                      ------------
  SOUTH KOREA 16.7%
  Hana Financial Group Inc. .......................               Commercial Banks                        112,352        5,742,422
  Hyundai Development Co. .........................          Construction & Engineering                   104,630        6,507,359
  Kangwon Land Inc. ...............................        Hotels, Restaurants & Leisure                  292,418        6,151,366
  LG Card Co. Ltd. ................................               Consumer Finance                        105,090        6,829,974
  Lotte Shopping Co. Ltd. .........................               Multiline Retail                          4,860        1,989,810
  Samsung Electronics Co. Ltd. ....................   Semiconductors & Semiconductor Equipment             25,036       17,187,247
  Shinhan Financial Group Co. Ltd. ................               Commercial Banks                         65,610        3,194,547
  SK Corp. ........................................         Oil, Gas & Consumable Fuels                    87,600        6,447,345
  SK Telecom Co. Ltd. .............................     Wireless Telecommunication Services                17,080        3,969,742
                                                                                                                      ------------
                                                                                                                        58,019,812
                                                                                                                      ------------
  SWEDEN 1.0%
  Oriflame Cosmetics SA, SDR ......................              Personal Products                         91,120        3,431,765
                                                                                                                      ------------
  TAIWAN 8.7%
  Asustek Computer Inc. ...........................           Computers & Peripherals                     805,200        2,213,429
  Lite-On Technology Corp. ........................           Computers & Peripherals                   2,208,903        2,865,290
  MediaTek Inc. ...................................   Semiconductors & Semiconductor Equipment            200,090        2,047,922
  Mega Financial Holding Co. Ltd. .................               Commercial Banks                      7,825,661        5,928,531
  Siliconware Precision Industries Co. ............   Semiconductors & Semiconductor Equipment          1,353,699        2,197,563


4 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRY                      SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  TAIWAN (CONTINUED)
  Sunplus Technology Co. Ltd. .....................   Semiconductors & Semiconductor Equipment          1,897,676    $   1,948,140
  Taiwan Mobile Co. Ltd. ..........................     Wireless Telecommunication Services             5,208,372        5,209,982
  Taiwan Semiconductor Manufacturing Co. Ltd. .....   Semiconductors & Semiconductor Equipment          3,858,717        7,815,274
                                                                                                                     -------------
                                                                                                                        30,226,131
                                                                                                                     -------------
  THAILAND 5.9%
  Bangkok Bank Public Co. Ltd., fgn. ..............               Commercial Banks                        618,000        2,255,412
  Kasikornbank Public Co. Ltd., fgn. ..............               Commercial Banks                      2,251,200        4,484,212
  Kiatnakin Bank Public Co. Ltd., fgn. ............               Consumer Finance                      1,191,000          995,403
  Land and Houses Public Co. Ltd., fgn. ...........              Household Durables                     6,872,332        1,617,808
  PTT Exploration and Production Public Co.
   Ltd., fgn. .....................................         Oil, Gas & Consumable Fuels                   647,300        2,001,680
  PTT Public Co. Ltd., fgn. .......................         Oil, Gas & Consumable Fuels                   491,000        3,118,763
  Siam Cement Public Co. Ltd., fgn. ...............            Construction Materials                     608,620        4,442,358
  Siam Commercial Bank Public Co. Ltd., fgn. ......               Commercial Banks                        918,100        1,764,839
b True Corp. Public Co. Ltd., rts., 3/28/08 .......    Diversified Telecommunication Services             246,818               --
                                                                                                                     -------------
                                                                                                                        20,680,475
                                                                                                                     -------------
  TURKEY 7.7%
  Akbank TAS ......................................               Commercial Banks                      2,178,585       12,213,563
  Arcelik AS, Br. .................................              Household Durables                       540,651        2,993,802
  Tupras-Turkiye Petrol Rafineleri AS .............         Oil, Gas & Consumable Fuels                   427,186        7,052,426
  Turkcell Iletisim Hizmetleri AS .................     Wireless Telecommunication Services               525,317        2,457,201
  Turkiye Vakiflar Bankasi T.A.O. .................               Commercial Banks                        442,104        1,961,528
                                                                                                                     -------------
                                                                                                                        26,678,520
                                                                                                                     -------------
  UNITED KINGDOM 1.3%
  HSBC Holdings PLC ...............................               Commercial Banks                        178,066        3,307,926
  Provident Financial PLC .........................               Consumer Finance                        110,785        1,397,977
                                                                                                                     -------------
                                                                                                                         4,705,903
                                                                                                                     -------------
  TOTAL COMMON STOCKS AND RIGHTS
   (COST $214,051,240) ............................                                                                    308,663,595
                                                                                                                     -------------
  PREFERRED STOCKS 10.7%
  BRAZIL 10.7%
  Banco Bradesco SA, ADR, pfd. ....................               Commercial Banks                        208,074        7,846,471
  Companhia Vale do Rio Doce, ADR, pfd., A ........               Metals & Mining                         441,550       10,398,502
  Petroleo Brasileiro SA, ADR, pfd. ...............         Oil, Gas & Consumable Fuels                   167,580       14,227,542
  Unibanco - Uniao de Bancos Brasileiros SA,
   GDR, pfd. ......................................               Commercial Banks                         56,700        4,800,789
                                                                                                                     -------------
  TOTAL PREFERRED STOCKS
   (COST $20,090,627) .............................                                                                     37,273,304
                                                                                                                     -------------
  TOTAL LONG TERM INVESTMENTS
   (COST $234,141,867) ............................                                                                    345,936,899
                                                                                                                     -------------


                                          Quarterly Statement of Investments | 5

Templeton Emerging Markets Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (COST $4,063,006) 1.2%
  MONEY MARKET FUND 1.2%
  UNITED STATES 1.2%
c Franklin Institutional Fiduciary Trust
  Money Market Portfolio, 4.97% ...................                                          4,063,006              $    4,063,006
                                                                                                                    ---------------
  TOTAL INVESTMENTS
   (COST $238,204,873) 100.6% .....................                                                                    349,999,905
  OTHER ASSETS, LESS LIABILITIES (0.6)% ...........                                                                     (2,127,371)
                                                                                                                    ---------------
   NET ASSETS 100.0% ..............................                                                                 $  347,872,534
                                                                                                                    ===============
SELECTED PORTFOLIO ABBREVIATIONS

ADR  -  American Depository Receipt
GDR  -  Global Depository Receipt
SDR  -  Swedish Depository Receipt

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2006, the aggregate value of these securities was $3,244,365 representing 0.93% of net assets.

b     Non-income producing for the twelve months ended November 30, 2006.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company.

1. INCOME TAXES

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 245,108,781
                                                                  =============

Unrealized appreciation .......................................   $ 105,499,463
Unrealized depreciation .......................................        (608,339)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $ 104,891,124
                                                                  =============


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 25, 2007